Global Discovery Portfolio
Global Discovery Portfolio

December 12, 2013

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 12, 2013 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Prospectus dated April 30, 2013 of:

Global Discovery Portfolio

The last paragraph in the section of the Fund's Prospectus entitled "Portfolio Summary-Global Discovery Portfolio-Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.

The following is hereby added as the penultimate paragraph in the section of the Fund's Prospectus entitled "Portfolio Summary-Global Discovery Portfolio-Principal Risks:"

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Please retain this supplement for future reference.